Information: Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2024
Information: Condensed Financial Statements of The Company [Abstract]
Information: Condensed Financial Statements of the Company
21.	Information: Condensed financial statements of the Company

Rules 12-04(a) and 4-08(e) (3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs”. The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share of income from its subsidiaries and VIEs is reported as equity in profit/(loss) of subsidiaries and VIEs in the condensed financial statements.

The Company is a Cayman Islands company and, therefore, is not subject to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2024, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed Financial Information of the Company

BALANCE SHEETS

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(g))
ASSETS
Current assets:
Cash and cash equivalents	212,847,187	215,770,215	29,560,398
Amounts due from subsidiaries and VIEs	42,496,200	43,130,675	5,908,878
Total current assets	255,343,387	258,900,890	35,469,276
Total assets	255,343,387	258,900,890	35,469,276
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities and other current liabilities	56,662	31,932	4,375
Investment deficit in subsidiaries and VIEs	54,111,743	66,144,375	9,061,742
Amounts due to subsidiaries and VIEs	43,765,484	46,586,500	6,382,324
Total current liabilities	97,933,889	112,762,807	15,448,441
Total liabilities	97,933,889	112,762,807	15,448,441
Shareholders’ equity:
Class A ordinary shares (USD$0.0001 par value; 19,700,000,000 shares authorized, 71,667,000 and 71,667,000 shares issued and outstanding as of December 31, 2023 and 2024, respectively)(1)	50,584	50,584	6,930
Class B ordinary shares (USD$0.0001 par value; 100,000,000 shares authorized, 45,000,000 and 45,000,000 shares issued and outstanding as of December 31, 2023 and 2024, respectively) (1)	30,508	30,508	4,180
Additional paid-in capital	333,552,470	343,098,862	47,004,351
Statutory reserves	60,610,543	60,610,543	8,303,610
Accumulated other comprehensive income	8,485,041	12,294,900	1,684,394
Accumulated deficit	(245,319,648)	(269,947,314)	(36,982,630)
Total shareholders’ equity	157,409,498	146,138,083	20,020,835
Total liabilities and shareholders’ equity	255,343,387	258,900,890	35,469,276

(1)	On November 18, 2024, the Company announced a dual-class stock structure that the ordinary shares were re-classified as Class A ordinary shares and Class B ordinary shares. Besides, the Company approved that the addition of 19,500,000,000 of authorized shares with a par value of US$0.0001 each, following the increase of capital, the authorized share capital of the Company shall be US$2,000,000 divided into (i) 19,700,000,000 Class A ordinary shares of a par value of US$0.0001 each. (ii) 100,000,000 Class B ordinary shares of a par value of US$0.0001 each, and (iii) 200,000,000 shares of a par value of US$0.0001 each of such class or classes (however designated) as the board of directors may determine in accordance with the third amended and restated memorandum and articles of association of the Company. All shares and associated amounts have been retroactively restated to reflect the authorization of these shares (see Note 11).

STATEMENTS OF OPERATIONGS AND COMPREHENSIVE INCOME/(LOSS)

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ (Note 2(g))
Operating expenses
General and administrative expenses	(2,360,615)	(1,292,974)	(2,647,144)	(362,657)
Total operating expenses	(2,360,615)	(1,292,974)	(2,647,144)	(362,657)
Other income	12,107	336	18	2
Equity in loss of subsidiaries and VIEs, net	(5,441,353)	(125,338,010)	(21,980,540)	(3,011,322)
Loss from subsidiaries and VIEs	(5,429,246)	(125,337,674)	(21,980,522)	(3,011,320)
Net loss	(7,789,861)	(126,630,648)	(24,627,666)	(3,373,977)
Net loss attributable to Lixiang Education Holding Co., Ltd. shareholders	(7,789,861)	(126,630,648)	(24,627,666)	(3,373,977)
Other comprehensive income
Other comprehensive income, net of nil tax	18,057,155	2,970,553	3,809,859	521,949
Comprehensive income/(loss)	10,267,294	(123,660,095)	(20,817,807)	(2,852,028)

STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ (Note 2(g))
Cash flows used in operating activities	(1,900,037)	(42,725,890)	(861,999)	(118,093)
Cash flows used in investing activities	-	-	-	-
Cash flows provided by financing activities	-	41,856,435	-	-
Effect of exchange rate changes on cash	17,940,145	2,947,203	3,785,027	518,546
Net changes in cash and cash equivalents	16,040,108	2,077,748	2,923,028	400,453
Cash and cash equivalents at the beginning of year	194,729,331	210,769,439	212,847,187	29,159,945
Cash and cash equivalents at the end of year	210,769,439	212,847,187	215,770,215	29,560,398